Financial risk management - Schedule of Balances Held at the End of Year with an Analysis which Assesses Impact on Profit and Loss Due to Change in Exchange Rate (Details)
€ in Thousands, £ in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2026 CHF (SFr)	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 GBP (£)
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	$ 161,778	$ 179,101
Loss for the period	(57,500)	(102,142)	$ (87,956)
+20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(9,212)	(589)
-20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	9,212	589
Bank accounts | USD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	75,559	95
Bank accounts | USD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	15,112	19
Bank accounts | USD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(15,112)	(19)
Bank accounts | CHF | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held | SFr				SFr 308					SFr 93
Bank accounts | CHF | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	76	23
Bank accounts | CHF | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(76)	(23)
Bank accounts | SGD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held					$ 362					$ 236
Bank accounts | SGD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	56	37
Bank accounts | SGD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(56)	(37)
Bank accounts | EUR | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held | €						€ 42					€ 29
Bank accounts | EUR | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	9	7
Bank accounts | EUR | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(9)	(7)
Trade and other receivables | USD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	47	48
Trade and other receivables | USD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	9	10
Trade and other receivables | USD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(9)	(10)
Trade and other receivables | CHF | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held | SFr				8					4
Trade and other receivables | CHF | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	2	1
Trade and other receivables | CHF | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(2)	(1)
Trade and other receivables | SGD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held					481					191
Trade and other receivables | SGD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	74	30
Trade and other receivables | SGD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(74)	(30)
Trade and other receivables | EUR | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held | €						88					€ 101
Trade and other receivables | EUR | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	20	24
Trade and other receivables | EUR | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(20)	(24)
Trade payables and accruals | USD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(1,274)	(1,376)
Trade payables and accruals | USD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(255)	(275)
Trade payables and accruals | USD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	255	275
Trade payables and accruals | CHF | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held | SFr				SFr (65)					SFr (61)
Trade payables and accruals | CHF | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(16)	(15)
Trade payables and accruals | CHF | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	16	15
Trade payables and accruals | SGD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held					$ (123)					$ (177)
Trade payables and accruals | SGD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(19)	(28)
Trade payables and accruals | SGD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	19	28
Trade payables and accruals | EUR | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held | €						€ (7)
Trade payables and accruals | EUR | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(2)
Trade payables and accruals | EUR | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	2
Trade payables and accruals | AUD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held							$ (513)					$ (458)
Trade payables and accruals | AUD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(70)	(60)
Trade payables and accruals | AUD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	70	60
Trade payables and accruals | GBP | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held | £								£ (41)					£ (42)
Trade payables and accruals | GBP | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(11)	(12)
Trade payables and accruals | GBP | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	11	12
Provisions | USD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(1,750)	(1,750)
Provisions | USD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(350)	(350)
Provisions | USD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	350	$ 350
Borrowings | USD | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign currency balance held	(119,235)
Borrowings | USD | +20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	(23,847)
Borrowings | USD | -20% | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Loss for the period	$ 23,847